Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Emerging Markets Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI Emerging Markets Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	15.45%	[1]	9.17%	[1]	2.28%	[1]	2.28%	[1]	Dec. 31, 2010	[1]	18.31%	12.81%	3.63%	3.63%	20.54%	[2]	9.64%	[2]	2.12%	[2]	2.12%	[2]	Dec. 31, 2010	[2]	18.31%	12.81%	3.63%	3.63%	22.37%	10.32%	2.64%	2.64%	Dec. 31, 2010	18.31%	12.81%	3.63%	3.63%	22.74%	10.74%	3.15%	3.15%	Dec. 31, 2010	22.41%	10.36%	2.93%	2.93%	Dec. 31, 2010	13.69%	8.62%	2.52%	2.52%	Dec. 31, 2010	18.31%	12.81%	3.63%	3.63%	22.80%	10.83%	3.04%	3.04%	Dec. 31, 2010	18.31%	12.81%	3.63%	3.63%	22.56%	10.46%	2.84%	2.84%	Dec. 31, 2010	18.31%	12.81%	3.63%	3.63%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.